Schedule of Balance Convertible Debenture Outstanding (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal amount outstanding	$ 2,304,602	$ 2,458,024
Less: Unamortized original issue discount	(55,271)	(94,857)
Less: Unamortized debt discount	(352,053)	(701,647)
Convertible note payable, net of debt discount	$ 1,897,277	$ 1,661,520	$ 363,769	$ 34,065